Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits outstanding, beginning of year		€ 162	€ 162
Movement in deposits during the period	[1]	(15)	(74)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		(4)	(1)
Deposits outstanding, end of year		€ 87	€ 162

[1]	Net impact of deposits received and deposits repaid during the year is shown as Movement in deposits during the period